Performance Management	Feb. 02, 2026
Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with broad measure of market performance. Information on the Fund’s investment performance after the Fund has commenced investment operations can be obtained by visiting www.bailliegifford.com/ETFs. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new and therefore has no performance history.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs
Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with broad measure of market performance. Information on the Fund’s investment performance after the Fund has commenced investment operations can be obtained by visiting www.bailliegifford.com/ETFs. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investingin the Fund by comparing the Fund’s performance with broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new and therefore has no performance history.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Mutual Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Mutual Fund, which are substantially similar to those of the Fund, and the Predecessor Mutual Fund has the same portfolio management team as that of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Institutional Class shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Institutional Class shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index). The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance. Absent any applicable fee waivers and/or expense limitations (which had applied to the Predecessor Mutual Fund since inception), performance would have been lower for the Predecessor Mutual Fund. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Institutional Class shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Institutional Class shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index).
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”).
Bar Chart [Heading]	Annual Total Returns – Predecessor Mutual Fund’s Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 44.43% (Q2, 2020) Lowest Quarterly Return: -24.10% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	44.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(24.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for the Predecessor Mutual Fund’s Institutional Class shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund’s (and Predecessor Mutual Fund’s) comparative index is provided in the section of the Prospectus entitled “Additional Performance Information.”

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Predecessor Mutual Fund Inception (12/14/2017)
Institutional Class Returns Before Taxes	18.34%	10.24%	10.83%
Institutional Class Returns After Taxes on Distributions	18.37%	5.60%	7.50%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	10.89%	8.20%	8.84%

Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Predecessor Mutual Fund Inception (12/14/2017)
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(1)	6.09%	4.60%	5.30%
(1)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Predecessor Mutual Fund’s Institutional Class shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund’s investment performance can be obtained by visiting www.bailliegifford.com/ETFs.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Mutual Fund.

Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Mutual Fund, which are substantially similar to those of the Fund, and the Predecessor Mutual Fund has the same portfolio management team as that of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Class 2 shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Class 2 shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index). The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Class 2 shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Class 2 shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index).
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”).
Bar Chart [Heading]	Annual Total Returns – Predecessor Mutual Fund’s Class 2 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 44.24% (Q2, 2020) Lowest Quarterly Return: -28.24% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	44.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(28.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for the Predecessor Mutual Fund’s Class 2 shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund’s (and Predecessor Mutual Fund’s) comparative index is provided in the section of the Prospectus entitled “Additional Performance Information.”

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	25.01%	13.77%	15.53%
Class 2 Returns After Taxes on Distributions	25.01%	12.87%	14.77%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	14.80%	11.03%	13.04%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(1)	18.02%	10.57%	9.78%
(1)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Predecessor Mutual Fund’s Class 2 shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund’s investment performance can be obtained by visiting www.bailliegifford.com/ETFs.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Mutual Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Mutual Fund, which are substantially similar to those of the Fund, and the Predecessor Mutual Fund has the same portfolio management team as that of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Institutional Class shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Institutional Class shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmarks. The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance. Absent any applicable fee waivers and/or expense limitations (which had applied to the Predecessor Mutual Fund since inception), performance would have been lower for the Predecessor Mutual Fund. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Institutional Class shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Institutional Classshares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmarks.
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”).
Bar Chart [Heading]	Annual Total Returns – Predecessor Mutual Fund’s Institutional Class Shares(1)(2)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
(1)	The inception date for Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For the period from January 1, 2017 to May 1, 2017, the performance shown is for Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
(2)	Excluding reimbursement received from the Manager, total return for 2019 was 29.72%.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 55.77% (Q2, 2020) Lowest Quarterly Return: -38.41% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	55.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(38.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for the Predecessor Mutual Fund’s Institutional Class shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. The table compares the Predecessor Mutual Fund’s returns to a broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Predecessor Mutual Fund’s (and the Fund’s) investment objective and strategies. A description of the Fund’s (and Predecessor Mutual Fund’s) comparative indices is provided in the section of the Prospectus entitled “Additional Performance Information.”

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Fund Inception (12/05/2016)
Institutional Class Returns Before Taxes(1)(2)	30.44%	12.76%	16.58%
Institutional Class Returns After Taxes on Distributions(1)(2)	30.44%	11.58%	15.69%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares(1)(2)	18.02%	10.14%	13.81%
Comparative Indices (reflects no deductions for fees, expenses, or taxes)
S&P 500 Index(3)	25.02%	14.51%	14.89%
Russell 1000 Growth Index(4)	33.36%	18.94%	19.53%
(1)	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
(2)	If reimbursement received from the Manager in 2019 were excluded, the total return would be lower.
(3)	The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
(4)	The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell®” is a trademark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Predecessor Mutual Fund’s Institutional Class shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund’s investment performance can be obtained by visiting www.bailliegifford.com/ETFs.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs